Employee Benefits - Summary of ESOP shares (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Allocated shares	58,353	59,838
Shares committed for allocation	2,472	3,934
Unearned shares	14,765	17,237
Total ESOP shares	75,590	81,009
Fair value of unearned shares at December 31	$ 472,775	$ 517,110